Janus Henderson Contrarian Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.95%	14.82%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	6.01%		9.44%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.21%	6.04%		8.86%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.36%	7.95%		11.36%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.